GENERAL	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1 - GENERAL

a.	Background

1.
Nayax Ltd. (hereafter – the “Company”) was incorporated in January 2005. The Company provides processing and software as a service (SaaS) business operations solutions and services via a global platform. The Company is marketing its POS devices and SaaS solutions it develops in more than 60 countries worldwide (including Israel) through subsidiaries (the Company and the subsidiaries, hereafter – the “Group”) and through local distributors.

2.
On September 11, 2022 Company's shareholders approved a reverse share split in a ratio of 10:1. All issued and outstanding Company's Ordinary Shares have been retroactively adjusted to reflect the reverse share split for all periods presented in these financial statements prior the approval.

3.
On September 21, 2022, Company's ordinary shares were listed on the Nasdaq Global Select Market under the symbol NYAX. As of that date, the company is dual listed on Nasdaq and as well as on the Tel Aviv Stock Exchange. The expenses incurred in the profit or loss report for the year ended December 31, 2022 from this listing were $1,790 thousand.

4.
In August 2023, the company filed with the Israel Securities Authority a shelf prospectus (the “Shelf Prospectus”). Such Shelf Prospectus allows the Company to raise from time to time funds through the offering and sale of various securities including debt and equity, in Israel, at the discretion of the Company. In October 2023, the company filed with the SEC a Registration Statement on Form F-3 (the “Registration Statement”). Such Registration Statement allows the company to raise funds from time to time through the offering and sale of various securities including debt and equity, at the discretion of the Company. Under the Registration Statement, certain selling shareholders may also offer and sell ordinary shares from time to time in one or more offerings, but the Company is not entitled to any funds raised from such sales.

5.
On March 12, 2024, the Company successfully concluded an offering of 2,600,000 ordinary shares. The net proceeds from this sale amounted to approximately $62.7 million. The expenses incrued for the year ended December 31, 2024 from this sale are $506 thousand.

b.	"Swords of Iron" - War against terror organization Hamas

The "Swords of Iron" war, which began on October 7, 2023, has significant economic and social implications in Israel. However, during the financial year ended December 31, 2024, the Company’s operations and financial performance were not materially impacted by the conflict. Management has assessed the potential risks and consequences related to the geopolitical environment and has determined that no adjustments to the financial statements or additional disclosures are necessary. The Company continues to monitor developments and remains committed to ensuring business continuity and risk management.